TARIFFS ON IMPORTS IN THE UNITED STATES (Details)	Feb. 20, 2026	Dec. 31, 2025	Nov. 01, 2025	Aug. 06, 2025	Aug. 01, 2025	Apr. 02, 2025	Mar. 12, 2025
Temporary Import Duty Announced
Tariffs [Line Items]
Temporary import duty rate	10.00%
Steel and steel derivatives
Tariffs [Line Items]
Imposed tariff rate		0.50					0.25
Reciprocal tariffs, all countries
Tariffs [Line Items]
Imposed minimum tariff rate						10.00%
Reciprocal tariffs, Brazil and Argentina
Tariffs [Line Items]
Imposed tariff rate					0.10
Imported automobiles
Tariffs [Line Items]
Imposed tariff rate						0.25
Medium and heavy duty trucks
Tariffs [Line Items]
Imposed tariff rate			0.25
Brazil
Tariffs [Line Items]
Imposed tariff rate				0.40